KENT FINANCIAL SERVICES, INC.
                          376 MAIN STREET, P.O. BOX 74
                          BEDMINSTER, NEW JERSEY 07921
                                 (908) 234-0078


                                                May 13, 2005

Securities and Exchange Commission
General Green Way
Alexandria, VA 22312

To Whom it May Concern:

     Following is our Quarterly Report on Form 10-QSB for the period ended March 31, 2005.



                                                Very truly yours,



                                                /s/ Sue Ann Merrill
                                                --------------------------------
                                                Sue Ann Merrill
                                                Chief Financial Officer and
                                                  Secretary